Fair Value Measurements And The Fair Value Option	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Measurements And The Fair Value Option [Abstract]
Fair Value Measurements And The Fair Value Option

NOTE 9—FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION

FAIR VALUE MEASUREMENTS—The following table presents fair value measurements (including items that are required to be measured at fair value and items for which the fair value option has been elected) as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Marketable securities	$5,658,000	$—	$—	$5,658,000
Investment in joint ventures	—	—	45,127,000	45,127,000

	$5,658,000	$—	$45,127,000	$50,785,000

The following table presents fair value measurements (including items that are required to be measured at fair value and items for which the fair value option has been elected) as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Marketable securities	$33,000	$—	$—	$33,000
Investment in joint ventures	—	—	34,654,000	34,654,000

	$33,000	$—	$34,654,000	$34,687,000

Kennedy-Wilson's investment in the ordinary stock units of the Bank of Ireland are classified as available-for-sale and are stated at fair value based upon observed market prices (Level 1 in the fair value hierarchy). Unrealized holding losses on these securities are included in accumulated other comprehensive income.

The following table presents changes in Level 3 investments for the three and nine months ended September 30, 2011 and 2010, respectively:

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Beginning balance	$44,388,000	$20,257,000	$34,654,000	$19,590,000
Unrealized and realized gains	—	(39,000)	3,377,000	775,000
Unrealized and realized losses	—	—	(2,275,000)	—
Purchases	858,000	5,028,000	10,140,000	5,079,000
Sales	(119,000)	(1,568,000)	(769,000)	(1,766,000)

Ending balance	$45,127,000	$23,678,000	$45,127,000	$23,678,000

The change in unrealized and realized gains and losses are included in equity in joint venture (loss) income in the accompanying statements of operations and comprehensive (loss) income.

The change in unrealized gains and losses on Level 3 investments during the three and nine months ended September 30, 2011 for investments still held as of September 30, 2011 was a gain of $0.1 million and $0.2 million respectively.

Kennedy-Wilson records its investment in KW Property Fund III, L.P., Kennedy Wilson Real Estate Fund IV, L.P., and SG KW Venture I, LLC (the "Funds") based upon the net assets that would be allocated to its interests in the Funds assuming the Funds were to liquidate their investments at fair value as of the reporting date. The Funds report their investments at fair value based on valuations of the underlying real estate and real estate related assets and their related indebtedness secured by real estate. The valuations of real estate, real estate related assets, and indebtedness are based on management estimates of the assets and liabilities using a combination of the income and market approach. There was no material change in the fair value of these investments for the three months ended September 30, 2011. During the nine months ended September 30, 2011, Kennedy-Wilson recorded a decrease in fair value of $0.9 million in equity in joint venture income in the consolidated statements of operations and comprehensive (loss) income. During the three months ended September 30, 2010, there was no material change in the fair value of these investments. During the nine months ended September 30, 2010, Kennedy-Wilson recorded an increase in fair value of $0.8 million in equity in joint venture income in the consolidated statements of operations and comprehensive (loss) income. Kennedy-Wilson's investment balance in the Funds was $22.0 million and $20.5 million at September 30, 2011 and December 31, 2010, respectively, which are included in investments in joint ventures in the accompanying consolidated balance sheets. As of September 30, 2011 and December 31, 2010, Kennedy-Wilson has unfunded capital commitments to the Funds in the amounts of $11.5 million and $9.2 million, respectively.

FAIR VALUE OPTION—Additionally, Kennedy-Wilson elected the fair value option for two investments in joint venture entities that were acquired during 2008. Kennedy-Wilson elected to record these investments at fair value to more accurately reflect the timing of the value created in the underlying investments and report those results in current operations. In May 2011, Kennedy-Wilson purchased an additional 24% (increasing its interest from 24% to 48%) interest in one of its fair value option investments for $7.0 million from a related party fund. Since this amount was less than the fair value of this interest at the time of purchase, this transaction resulted in Kennedy-Wilson recording an increase in fair value of $3.4 million in equity in joint venture income in the consolidated statements of operations and comprehensive (loss) income for the nine months ended September 30, 2011. There was no material change in the fair value of these investments during the three months ended September 30, 2011. During the nine months ended September 30, 2011, Kennedy-Wilson recorded an increase in fair value of $2.0 million in equity in joint venture income in the consolidated statements of operations and comprehensive (loss) income. There was no material change in fair value of these investments during three and nine months ended September 30, 2010, respectively. Kennedy-Wilson determines the fair value of these investments based upon the income approach, utilizing estimates of future cash flows, discount rates and liquidity risks. As of September 30, 2011 and December 31, 2010, these two investments had fair values of $23.1 million and $14.1 million, respectively.

In estimating fair value of real estate held by the Funds and two fair value option investments, Kennedy-Wilson considers significant inputs such as capitalization and discount rates. The table below describes the range of inputs for real estate assets:

	Estimated rates used for
	Capitalization rates	Discount Rates
Multifamily	5% — 6%	7.5% — 8.25%
Office	6.5%	7.5% — 9.0%
Land and condominium	n/a	8.0% — 15.0%
Retail	7.5%	8.25%
Loan	n/a	9.5%

In valuing real estate related assets and indebtedness, Kennedy-Wilson considers significant inputs such as the term of the debt, value of collateral, market loan-to-value ratios, market interest rates and spreads, and credit quality of investment entities. The credit spreads used by Kennedy-Wilson for these types of investments range from 4.5% to 9.5%.

The accuracy of estimating fair value for investments utilizing unobservable inputs cannot be determined with precision, cannot be substantiated by comparison to quoted prices in active markets, and may not be realized in a current sale or immediate settlement of the asset or liability. Additionally, there are inherent uncertainties in any fair value measurement technique, and changes in the underlying assumptions used, including cap rates, discount rates, liquidity risks, and estimates of future cash flows, could significantly affect the fair value measurement amounts.

FAIR VALUE OF FINANCIAL INSTRUMENTS—The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other liabilities, accrued salaries and benefits, deferred and accrued income taxes approximate fair value due to their short-term maturities. The carrying value of notes receivable (excluding related party notes receivable as they are presumed not to be an arm's length transaction) approximates fair value as notes receivable are negotiated based upon the fair value of loans with similar characteristics. Mortgage loans and senior notes approximate fair value as the terms are comparable to the terms currently being offered to Kennedy-Wilson.

NOTE 9—FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION

FAIR VALUE MEASUREMENTS—Fair Value Measurements and Disclosures ASC Subtopic 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1—Valuations based on unadjusted quoted market prices in active markets for identical securities.

Level 2—Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets and quoted prices in markets that are not active.

Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement, and involve management judgment.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents fair value measurements (including items that are required to be measured at fair value and items for which the fair value option has been elected) as of December 31, 2010

	Level 1	Level 2	Level 3	Total
Available for sale securities	$33,000	$—	$—	$33,000
Investments in joint ventures	—	—	34,654,000	34,654,000

	$33,000	$—	$34,654,000	$34,687,000

The following table presents fair value measurements (including items that are required to be measured at fair value and items for which the fair value option has been elected) as of December 31, 2009

	Level 1	Level 2	Level 3	Total
Available for sale securities	$22,000	$—	$—	$22,000
Investments in joint ventures	—	—	19,590,000	19,590,000

	$22,000	$—	$19,590,000	$19,612,000

The following table presents changes in Level 3 investments for the years ended December 31:

	2010	2009	2008
Beginning balance	$19,590,000	$15,088,000	$22,000
Unrealized and realized gains	6,199,000	2,725,000	7,047,000
Purchases	10,795,000	1,956,000	8,019,000
Sales	(1,930,000)	(179,000)	—

Ending Balance	$34,654,000	$19,590,000	$15,088,000

The change in unrealized gains on level 3 investments during 2010, 2009 and 2008 for investments still held as of December 31, 2010, 2009 and 2008 was $6.2 million, $2.6 million, $7.0 million, respectively.

INVESTMENT IN INVESTMENT COMPANIES—Kennedy-Wilson records its investment in the Funds based upon the net assets that would be allocated to its interests in the Funds assuming the Funds were to liquidate their investments at fair value as of the reporting date. The Funds report their investments in real estate at fair value based on valuations of the underlying real estate holdings and indebtedness securing the real estate. The valuations of real estate were based on management estimates of the real estate assets using an income approach. Increases in fair value for the Funds of $3.7 million, $3.8 million, and $1.1 million were recorded in equity in joint venture income in the consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2010, 2009 and 2008, respectively. The indebtedness securing the real estate and the investments in debt securities were valued, in part, based on third party valuations and management estimates also using an income approach. Kennedy-Wilson's investment balance in the Funds was $20.6 million and $7.9 million at December 31, 2010 and 2009, respectively, which are included in investments in joint ventures in the accompanying consolidated balance sheet. As of December 31, 2010, Kennedy-Wilson has unfunded capital commitments to the Funds in the amounts of $3.3 million and $6.0 million, respectively.

FAIR VALUE OPTION—Kennedy-Wilson has elected the fair value option for two investments in joint venture entities that were acquired during 2009. Kennedy-Wilson elected to record these investments at fair value to more accurately reflect the timing of the value created in the underlying investments and report those results in current operations. The increase, decrease, and increase in fair value for these investments of $2.5 million, $1.0 million, and $6.0 million were recorded in equity in joint venture income in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2010, 2009, and 2008, respectively. Kennedy-Wilson determines the fair value of these investments based upon the income approach, utilizing estimates of future cash flows, discount rates and liquidity risks.

FAIR VALUE OF FINANCIAL INSTRUMENTS—The carrying amount of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other liabilities, accrued salaries and benefits, deferred and accrued income taxes, and income tax receivable approximate fair value due to their short-term maturities. The carrying value of notes receivable (excluding related party notes receivable as they are presumed not to be an arm's length transaction) approximate fair value as they are negotiated based upon the fair value of loans with similar characteristics. Bank lines of credit and debt approximate fair value as the terms are comparable to the terms currently being offered to Kennedy-Wilson.